PREMISES AND EQUIPMENT - Operating leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leased Assets [Line Items]
2012	$ 8,155
2013	7,295
2014	6,302
2015	5,774
2016	4,744
Thereafter	22,955
Total	$ 55,225